GUARANTOR SUBSIDIARIES - Condensed Consolidating Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2012	Sep. 07, 2012	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 25, 2009 Predecessor [Member]	Sep. 07, 2012 Predecessor [Member] Parent Company (Guarantor)	Dec. 30, 2011 Predecessor [Member] Parent Company (Guarantor)	Dec. 31, 2010 Predecessor [Member] Parent Company (Guarantor)	Dec. 25, 2009 Predecessor [Member] Parent Company (Guarantor)	Sep. 07, 2012 Predecessor [Member] Subsidiary Issuer	Dec. 30, 2011 Predecessor [Member] Subsidiary Issuer	Dec. 31, 2010 Predecessor [Member] Subsidiary Issuer	Dec. 25, 2009 Predecessor [Member] Subsidiary Issuer	Sep. 07, 2012 Predecessor [Member] Guarantor Subsidiaries	Dec. 30, 2011 Predecessor [Member] Guarantor Subsidiaries	Dec. 31, 2010 Predecessor [Member] Guarantor Subsidiaries	Dec. 25, 2009 Predecessor [Member] Guarantor Subsidiaries	Sep. 07, 2012 Predecessor [Member] Consolidating Adjustments	Dec. 30, 2011 Predecessor [Member] Consolidating Adjustments	Dec. 31, 2010 Predecessor [Member] Consolidating Adjustments	Dec. 25, 2009 Predecessor [Member] Consolidating Adjustments	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member] Parent Company (Guarantor)	Sep. 07, 2012 Successor [Member] Parent Company (Guarantor)	Dec. 28, 2012 Successor [Member] Subsidiary Issuer	Sep. 07, 2012 Successor [Member] Subsidiary Issuer	Dec. 28, 2012 Successor [Member] Guarantor Subsidiaries	Sep. 07, 2012 Successor [Member] Guarantor Subsidiaries	Dec. 28, 2012 Successor [Member] Consolidating Adjustments	Sep. 07, 2012 Successor [Member] Consolidating Adjustments
Current Assets:
Cash and cash equivalents			$ 107,602	$ 97,099	$ 86,981	$ 99,223	$ 0	$ 0	$ 0	$ 0	$ 107,527	$ 97,061	$ 86,919	$ 99,170	$ 75	$ 38	$ 62	$ 53	$ 0	$ 0	$ 0	$ 0	$ 17,505	$ 107,602	$ 1,455	$ 0	$ 13,803	$ 107,527	$ 2,247	$ 75	$ 0	$ 0
Accounts receivable - trade, net				128,383				0				128,383				0				0			157,537		0		134,269		23,268		0
Inventories				221,225				0				221,225				0				0			251,124		0		225,829		25,295		0
Intercompany receivable				0				0				0				158,003				(158,003)			0		18,384		4,878		0		(23,262)
Other current assets				44,146				0				45,764				5				(1,623)			66,859		37,635		24,297		5,097		(170)
Total current assets				490,853				0				492,433				158,046				(159,626)			493,025		57,474		403,076		55,907		(23,432)
Property and equipment, net				57,728				0				57,728				0				0			61,769		0		56,926		4,843		0
Goodwill		492,106	346,025	344,478	341,168	319,006		0				344,478				0				0			508,088	0	0		346,025		15,982		146,081
Other intangible assets, net				134,377				0				134,377				0				0			476,888		16,070		135,038		32,600		293,180
Investment in subsidiaries				0				514,445				163,147				0				(677,592)			0		812,059		99,321		0		(911,380)
Other assets				9,022				0				2,298				6,724				0			9,586		0		2,174		7,412		0
Total assets				1,036,458				514,445				1,194,461				164,770				(837,218)			1,549,356		885,603		1,042,560		116,744		(495,551)
Current Liabilities:
Accounts payable				109,438				0				109,438				0				0			113,603		0		106,051		7,552		0
Accrued expenses and other current liabilities				54,797				0				54,797				1,623				(1,623)			67,608		33,999		32,408		4,852		(3,651)
Intercompany payable				0				0				158,003				0				(158,003)			0		0		18,384		4,878		(23,262)
Current portion of capital leases	521			669				0				669				0				0			521		0		521		0		0
Total current liabilities				164,904				0				322,907				1,623				(159,626)			181,732		33,999		157,364		17,282		(26,913)
Long-Term Liabilities:
Long-term debt and capital leases, net of current portion				300,726				0				300,726				0				0			814,220		365,000		427,726		0		21,494
Other liabilities				56,383				0				56,383				0				0			195,934		129,134		69,011		141		(2,352)
Total liabilities				522,013				0				680,016				1,623				(159,626)			1,191,886		528,133		654,101		17,423		(7,771)
Senior preferred stock				0				0				999,139				0				(999,139)			0
Stockholders' equity (deficit)			547,772	514,445	496,232	451,735		514,445				(484,694)				163,147				321,547			357,470		357,470		388,459		99,321		(487,780)
Total liabilities and stockholders' equity				$ 1,036,458				$ 514,445				$ 1,194,461				$ 164,770				$ (837,218)			$ 1,549,356		$ 885,603		$ 1,042,560		$ 116,744		$ (495,551)